Schedule of Property, Plant and Equipment and Right of use assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	₪ 103,133
Ending balance	97,473	₪ 103,133
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	26,406
Ending balance	23,973	26,406
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	126,320	97,997
Disposals	(1,636)
Additions during the year	12,959	26,389
Ending balance	137,643	126,320
Acquisitions as part of business combination		1,934
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	33,770	27,115
Disposals	(711)
Additions during the year	2,976	6,655
Ending balance	36,035	33,770
Acquisitions as part of business combination
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,187	11,488
Disposals	(772)
Additions during the year	13,166	11,699
Ending balance	40,170	23,187
Impairment loss	4,589
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,364	3,146
Disposals	(284)
Additions during the year	4,982	4,218
Ending balance	12,062	7,364
Impairment loss
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Additions during the year		761
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,323
Ending balance	4,622	5,323
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,813	3,961
Disposals
Additions during the year	789	2,687
Ending balance	7,602	6,813
Acquisitions as part of business combination		165
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,490
Disposals
Additions during the year	1,490	729
Ending balance	2,980	1,490
Impairment loss
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,474
Ending balance	10,004	12,474
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,605	8,123
Disposals	(55)
Additions during the year	257	7,460
Ending balance	15,807	15,605
Acquisitions as part of business combination		22
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,131	1,358
Disposals	(41)
Additions during the year	1,797	1,773
Ending balance	5,803	3,131
Impairment loss	916
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	58,930
Ending balance	58,874	58,930
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	70,132	58,798
Disposals	(870)
Additions during the year	8,937	9,587
Ending balance	78,199	70,132
Acquisitions as part of business combination		1,747
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,202	6,255
Disposals	(447)
Additions during the year	4,897	4,947
Ending balance	19,325	₪ 11,202
Impairment loss	₪ 3,673